UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:  _____

  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     M.D. Sass Associates, Inc.
Address:  1185 Avenue of the Americas, 18th Floor
          New York, NY, 10036

Form 13 F File Number:  28-12005

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rosemary Mooney
Title:    Vice President & Head of Operations
Phone:    (212) 843-8956

Signature, Place, and Date of Signing:


--------------------------    -----------------------    -----------------------
        [Signature]                [City, State]                  [Date]

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-________________        ___________________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     15,729,746

Form 13F Information Table Value Total:     711,054
                                            (Thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           FORM 13F INFORMATION TABLE


                                                           VALUE     SHARES/   SH/  PUT/  INVSTMT    OTHER       VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGER   SOLE     SHARED  NONE
-------------------------      --------------  ---------  --------   --------  ---  ----  -------   -------   ----    ------   ----
3M CO                          COMMON STOCK    88579Y101   19,475      230,960  SH         SOLE                215,760   0    15,200
AMERICAN EXPRESS CO            COMMON STOCK     25816109   27,392      526,575  SH         SOLE                491,975   0    34,600
BAKER HUGHES INC               COMMON STOCK     57224107   25,899      319,350  SH         SOLE                298,250   0    21,100
BANK OF AMERICA CORPORATION    COMMON STOCK     60505104   22,608      547,945  SH         SOLE                511,645   0    36,300
BED BATH & BEYOND INC          COMMON STOCK     75896100   20,556      699,430  SH         SOLE                654,530   0    44,900
BOEING CO                      COMMON STOCK     97023105   25,486      291,400  SH         SOLE                272,100   0    19,300
CHICAGO BRIDGE & IRON CO N V   COMMON STOCK    167250109   22,381      370,300  SH         SOLE                342,800   0    27,500
CITIGROUP INC                  COMMON STOCK    172967101   16,319      554,309  SH         SOLE                517,221   0    37,088
CORNING INC                    COMMON STOCK    219350105   31,314    1,305,300  SH         SOLE              1,217,900   0    87,400
DIAMOND OFFSHORE DRILLING INC  COMMON STOCK    25271C102   23,082      162,550  SH         SOLE                151,600   0    10,950
DISNEY WALT CO                 COMMON STOCK    254687106   25,630      794,000  SH         SOLE                742,200   0    51,800
EXXON MOBIL CORP               COMMON STOCK    30231G102       94        1,000  SH         SOLE                  1,000   0         0
GENERAL ELECTRIC CO            COMMON STOCK    369604103   29,160      786,625  SH         SOLE                734,625   0    52,000
HALLIBURTON CO                 COMMON STOCK    406216101   29,894      788,550  SH         SOLE                737,550   0    51,000
HARLEY DAVIDSON INC            COMMON STOCK    412822108   20,465      438,121  SH         SOLE                409,721   0    28,400
INTEL CORP                     COMMON STOCK    458140100   27,789    1,042,345  SH         SOLE                973,395   0    68,950
JOHNSON & JOHNSON              COMMON STOCK    478160104   27,023      405,136  SH         SOLE                378,406   0    26,730
JOY GLOBAL INC                 COMMON STOCK    481165108   21,911      332,900  SH         SOLE                310,250   0    22,650
JP MORGAN CHASE & CO           COMMON STOCK    46625H100   26,392      604,625  SH         SOLE                567,118   0    37,507
METLIFE INC                    COMMON STOCK    59156R108   25,714      417,300  SH         SOLE                390,200   0    27,100
MICROSOFT CORP                 COMMON STOCK    594918104   28,170      791,300  SH         SOLE                738,900   0    52,400
MSC INDL DIRECT INC            COMMON STOCK    553530106   26,166      646,550  SH         SOLE                604,150   0    42,400
POLO RALPH LAUREN CORP         COMMON STOCK    731572103   15,228      246,450  SH         SOLE                230,250   0    16,200
PSYCHIATRIC SOLUTIONS INC      COMMON STOCK    74439H108   19,765      608,150  SH         SOLE                563,900   0    44,250
QUEST DIAGNOSTICS INC          COMMON STOCK    74834L100   27,833      526,150  SH         SOLE                491,150   0    35,000
ROCKWELL AUTOMATION INC        COMMON STOCK    773903109   31,139      451,550  SH         SOLE                421,500   0    30,050
SCHLUMBERGER LTD               COMMON STOCK    806857108   26,294      267,300  SH         SOLE                249,500   0    17,800
TIME WARNER CABLE INC          COMMON STOCK    88732J108   26,119      946,350  SH         SOLE                886,750   0    59,600
TRANSOCEAN INC                 COMMON STOCK    G90073100   26,386      184,325  SH         SOLE                171,664   0    12,661
ZEBRA TECHNOLOGIES CORP        COMMON STOCK    989207105   15,369      442,900  SH         SOLE                410,700   0    32,200

TOTAL VALUE (X$1000):                    711,054
TOTAL SHARES PRN/AMT:                 15,729,746

TOTAL SOLE SHARES/PRN AMT:            14,686,710
TOTAL SHARED SHARES/PRN AMT:                   0
TOTAL NONE SHARES/PRN AMT:             1,043,036
